Equity - Issued Capital - Schedule of Fair Value Measurements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Fair Value Measurements [Line Items]
Beginning balance	$ 1,075,808	$ 745,599
Fair value loss (gain) recognized in consolidated statement of profit or loss and other comprehensive income	4,251,756	330,209
Ending balance	5,140,921	1,075,808
Warrants issued during the period	2,945,971
Transfer to level 1 valuation input	(3,132,614)
Level 1 [Member]
Schedule of Fair Value Measurements [Line Items]
Beginning balance	1,075,808	745,599
Fair value loss (gain) recognized in consolidated statement of profit or loss and other comprehensive income	1,269,276	330,209
Ending balance	2,345,084	1,075,808
Warrants issued during the period
Transfer to level 1 valuation input
Level 2 [Member]
Schedule of Fair Value Measurements [Line Items]
Beginning balance
Fair value loss (gain) recognized in consolidated statement of profit or loss and other comprehensive income	2,982,480
Ending balance	2,795,837
Warrants issued during the period	2,945,971
Transfer to level 1 valuation input	(3,132,614)
Level 3 [Member]
Schedule of Fair Value Measurements [Line Items]
Beginning balance
Fair value loss (gain) recognized in consolidated statement of profit or loss and other comprehensive income
Ending balance
Warrants issued during the period
Transfer to level 1 valuation input